BUSINESS COMBINATIONS - Preliminary allocation of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Feb. 05, 2021	Nov. 10, 2020	Jun. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Intangible assets			$ 148,750
Goodwill			113,170	$ 236,895	$ 153,537	$ 122,202	$ 130,870	$ 130,870
Total Purchase Price		$ 79,032
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Cash and cash equivalents			10,062
Accounts receivable			45,769
Inventories			106,436
Prepaid expenses and other current assets			2,461
Property, plant and equipment, net			43,554
Operating lease right-of-use assets			12,541
Intangible assets			148,750
Deferred tax assets, net			1,065
Other assets			1,398
Total assets acquired			372,036
Accounts payable			18,590
Accrued expenses and other current liabilities			35,063
Current portion of operating lease liabilities			3,007
Operating lease liabilities, less current portion			12,208
Deferred tax liabilities, net			23,334		$ 2,900
Other liabilities			16,227
Total liabilities assumed			108,429
Net assets acquired			263,607
Goodwill			123,129
Total Purchase Price			$ 386,736
Swerve
Business Acquisition [Line Items]
Accounts receivable		3,223
Inventories		6,824
Prepaid expenses and other current assets		223
Property, plant and equipment, net		143
Operating lease right-of-use assets		76
Intangible assets		36,300
Other assets		3
Total assets acquired		46,792
Accounts payable		3,477
Accrued expenses and other current liabilities		288
Current portion of operating lease liabilities		48
Operating lease liabilities, less current portion		28
Total liabilities assumed		3,841
Net assets acquired		42,951
Goodwill		36,081
Total Purchase Price		$ 79,032
Wholesome
Business Acquisition [Line Items]
Cash and cash equivalents	$ 2,664
Accounts receivable	15,892
Inventories	78,694
Prepaid expenses and other current assets	775
Property, plant and equipment, net	2,763
Operating lease right-of-use assets	7,585
Intangible assets	106,400
Other assets	1,291
Total assets acquired	216,064
Accounts payable	5,251
Accrued expenses and other current liabilities	13,306
Current portion of operating lease liabilities	1,435
Operating lease liabilities, less current portion	6,150
Deferred tax liabilities, net	27,033
Total liabilities assumed	53,175
Net assets acquired	162,889
Goodwill	79,739
Total Purchase Price	$ 242,628